Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total remuneration	$ 1,668,746	$ 1,012,126	$ 4,256,240
Directors And Officers Consulting Fees [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	1,548,746	877,362	951,347
Cash Payment [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	0	0	334,738
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	120,000	134,764	415,325
Addendum Payments [Member]
IfrsStatementLineItems [Line Items]
Total remuneration	$ 0	$ 0	$ 2,554,830